Other Intangible Assets - Currently marketed products acquired from Talecris and Progenika (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Intangible assets at beginning of the year	€ 2,949,147	€ 1,636,950
Business Combination		1,255,252
Translation differences	(57,594)	92,781
Intangible assets at end of the year	2,832,196	2,949,147
Gross carrying amount
Intangible assets
Intangible assets at beginning of the year	4,003,893	2,615,965
Business Combination		1,255,596
Translation differences	(86,209)	140,873
Intangible assets at end of the year	4,004,476	4,003,893
Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of the year	(1,052,663)	(908,915)
Business Combination		(344)
Additions, amortisation	(147,209)	(123,653)
Translation differences	28,608	(40,366)
Intangible assets at end of the year	(1,171,221)	(1,052,663)
Currently marketed products | Gross carrying amount
Intangible assets
Intangible assets at beginning of the year	1,148,862	1,083,301
Translation differences	(39,097)	65,561
Intangible assets at end of the year	1,109,765	1,148,862
Currently marketed products | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of the year	(457,794)	(394,784)
Additions, amortisation	(40,212)	(40,212)
Translation differences	15,975	(22,798)
Intangible assets at end of the year	(482,031)	(457,794)
Currently marketed products and customer related intangible assets
Intangible assets
Intangible assets at beginning of the year	967,080	688,517
Business Combination		287,520
Additions, amortisation	(51,484)	(46,732)
Translation differences	(25,695)	37,775
Intangible assets at end of the year	€ 889,901	€ 967,080
Talecris | Currently marketed products
Intangible assets
Residual useful life	17 years 5 months	18 years 5 months
Amortization period, intangible assets	30 years
Talecris | Currently marketed products | Gross carrying amount
Intangible assets
Intangible assets at beginning of the year	€ 1,125,070	€ 1,059,509
Translation differences	(39,097)	65,561
Intangible assets at end of the year	1,085,973	1,125,070
Talecris | Currently marketed products | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of the year	(434,403)	(373,772)
Additions, amortisation	(37,078)	(37,833)
Translation differences	15,975	(22,798)
Intangible assets at end of the year	(455,506)	(434,403)
Talecris | Currently marketed products and customer related intangible assets | Gross carrying amount
Intangible assets
Intangible assets at beginning of the year	1,125,070
Intangible assets at end of the year		1,125,070
Talecris | Currently marketed products and customer related intangible assets | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of the year	€ (434,403)
Intangible assets at end of the year		(434,403)
Progenika | Currently marketed products
Intangible assets
Amortization period, intangible assets	10 years
Progenika | Currently marketed products | Gross carrying amount
Intangible assets
Intangible assets at beginning of the year	€ 23,792	23,792
Intangible assets at end of the year	23,792	23,792
Progenika | Currently marketed products | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of the year	(23,391)	(21,012)
Additions, amortisation	(401)	(2,379)
Intangible assets at end of the year	(23,792)	(23,391)
Progenika | Currently marketed products and customer related intangible assets | Gross carrying amount
Intangible assets
Intangible assets at beginning of the year	23,792
Intangible assets at end of the year		23,792
Progenika | Currently marketed products and customer related intangible assets | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of the year	€ (23,391)
Intangible assets at end of the year		(23,391)
Biotest AG | Currently marketed products
Intangible assets
Amortization period, intangible assets	30 years
Biotest AG | Currently marketed products | Gross carrying amount
Intangible assets
Intangible assets at beginning of the year	€ 195,694
Business Combination		200,902
Translation differences		(5,208)
Intangible assets at end of the year	195,694	195,694
Biotest AG | Currently marketed products | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of the year	(3,134)
Additions, amortisation	(8,028)	(3,134)
Intangible assets at end of the year	€ (11,162)	(3,134)
Access Biologicals Inc. | Customer-related intangible assets
Intangible assets
Amortization period, intangible assets	14 years
Access Biologicals Inc. | Customer-related intangible assets | Gross carrying amount
Intangible assets
Intangible assets at beginning of the year	€ 86,618
Business Combination		86,618
Translation differences	(2,829)
Intangible assets at end of the year	83,789	86,618
Access Biologicals Inc. | Customer-related intangible assets | Accumulated depreciation and amortisation
Intangible assets
Intangible assets at beginning of the year	(3,166)
Additions, amortisation	(5,977)	(3,386)
Translation differences	256	220
Intangible assets at end of the year	€ (8,887)	€ (3,166)